Schedule of Investments (unaudited)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.2%
Brambles Ltd.	866,026	$6,395,010
Cochlear Ltd.	30,665	4,939,130
Commonwealth Bank of Australia	350,747	25,493,525
CSL Ltd.	98,396	18,778,888
Medibank Pvt Ltd.	4,389,643	9,864,154
Sonic Healthcare Ltd.	512,041	13,224,078
Telstra Corp. Ltd.	7,078,465	20,093,270
Wesfarmers Ltd.	1,997,956	69,135,416
Woolworths Group Ltd.	1,554,352	42,049,976
		209,973,447
Belgium — 2.0%
Etablissements Franz Colruyt NV	463,469	17,018,956
Groupe Bruxelles Lambert SA	639,463	60,340,011
Proximus SADP	1,291,759	22,577,758
Sofina SA	28,906	8,858,448
UCB SA	221,541	25,183,150
		133,978,323
Denmark — 5.1%
Carlsberg A/S, Class B	68,029	8,641,937
Chr Hansen Holding A/S	342,216	26,661,944
Coloplast A/S, Class B	624,691	84,163,790
DSV A/S	39,528	6,480,681
Genmab A/S(a)	78,702	27,674,884
Novo Nordisk A/S, Class B	971,671	110,990,316
Novozymes A/S, Class B	545,275	38,010,858
Orsted AS(b)	54,877	6,071,066
Tryg A/S	1,137,800	27,053,591
		335,749,067
Finland — 1.9%
Elisa Oyj	1,000,891	58,673,608
Kone Oyj, Class B	834,039	40,098,672
Nokia Oyj(a)	1,789,116	9,070,943
Orion Oyj, Class B	440,359	17,271,987
		125,115,210
France — 6.4%
Air Liquide SA	271,079	46,898,908
Alstom SA	156,766	3,445,780
BioMerieux	177,775	16,924,503
Carrefour SA	791,492	16,785,619
Danone SA	428,004	25,881,937
Dassault Systemes SE	211,004	9,331,515
EssilorLuxottica SA	185,839	31,638,666
Eurofins Scientific SE	208,113	19,341,559
Hermes International	45,328	55,892,004
L’Oreal SA	103,513	37,659,051
Orange SA	3,651,893	43,477,233
Pernod Ricard SA	139,070	28,701,837
Sanofi	715,000	75,571,841
Sartorius Stedim Biotech	6,440	2,107,355
SEB SA	59,018	7,087,311
Ubisoft Entertainment SA(a)	73,035	3,302,126
		424,047,245
Germany — 3.9%
Beiersdorf AG	329,047	33,049,648
Deutsche Boerse AG	129,498	22,544,894
Deutsche Telekom AG, Registered	3,361,466	61,922,065
Knorr-Bremse AG	188,835	13,466,689
Security	Shares	Value

Germany (continued)
Merck KGaA	220,319	$40,875,183
Siemens Healthineers AG(b)	381,610	20,404,669
Symrise AG	485,705	57,796,101
Telefonica Deutschland Holding AG	1,296,545	3,899,397
Uniper SE(c)	128,388	3,300,168
		257,258,814
Hong Kong — 8.5%
BOC Hong Kong Holdings Ltd.	4,860,500	17,594,330
CK Infrastructure Holdings Ltd.	4,460,500	29,989,754
CLP Holdings Ltd.	8,173,000	79,755,205
Hang Seng Bank Ltd.	3,665,100	64,892,282
HK Electric Investments & HK Electric Investments Ltd., Class SS(c)	22,775,500	22,493,963
HKT Trust & HKT Ltd., Class SS	29,291,349	42,031,425
Hong Kong & China Gas Co. Ltd.	59,535,799	65,663,229
Hong Kong Exchanges & Clearing Ltd.	268,500	11,389,495
Jardine Matheson Holdings Ltd.	585,600	31,112,928
Link REIT	4,934,400	42,622,274
MTR Corp. Ltd.	12,596,748	66,927,840
Power Assets Holdings Ltd.	11,862,500	79,894,625
Sun Hung Kai Properties Ltd.	624,500	7,192,419
		561,559,769
Ireland — 0.8%
Kerry Group PLC, Class A	463,112	51,298,812
Israel — 2.6%
Azrieli Group Ltd.	59,616	5,120,911
Bank Hapoalim BM	3,619,746	33,559,419
Bank Leumi Le-Israel BM	5,468,507	57,390,592
Check Point Software Technologies Ltd.(a)	262,251	33,119,679
Elbit Systems Ltd.	28,674	6,224,204
ICL Group Ltd.	1,676,861	18,184,382
Isracard Ltd.	1	4
Mizrahi Tefahot Bank Ltd.	522,283	19,319,072
		172,918,263
Italy — 2.5%
DiaSorin SpA	171,798	22,504,120
Enel SpA	1,166,590	7,586,210
Ferrari NV	166,266	35,008,095
FinecoBank Banca Fineco SpA	816,026	11,343,870
Infrastrutture Wireless Italiane SpA(b)	1,954,142	20,851,336
Recordati Industria Chimica e Farmaceutica SpA	502,667	24,222,698
Snam SpA.	5,814,227	31,888,715
Terna - Rete Elettrica Nazionale	1,440,743	11,750,816
		165,155,860
Japan — 26.4%
Ajinomoto Co. Inc.	848,200	22,037,543
ANA Holdings Inc.(a)	607,300	11,448,000
Asahi Intecc Co. Ltd.	302,200	5,839,690
Astellas Pharma Inc.	234,200	3,565,862
Bandai Namco Holdings Inc.	113,100	7,657,198
Bridgestone Corp.	426,100	15,618,135
Canon Inc.	2,063,700	47,483,976
Central Japan Railway Co.	133,500	16,805,668
Chubu Electric Power Co. Inc.	3,027,800	30,565,839
Chugai Pharmaceutical Co. Ltd.	878,300	26,318,387
Cosmos Pharmaceutical Corp.	114,600	10,564,690
East Japan Railway Co.	654,000	34,103,983
Fast Retailing Co. Ltd.	8,400	3,867,409

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
FUJIFILM Holdings Corp.	455,800	$25,055,892
GMO Payment Gateway Inc.	28,300	2,374,367
Hamamatsu Photonics KK	380,200	17,011,354
Hankyu Hanshin Holdings Inc.	275,700	7,276,164
Hikari Tsushin Inc.	47,700	5,585,346
Hirose Electric Co. Ltd.	276,800	35,118,703
Hoya Corp.	148,900	14,777,148
ITOCHU Corp.	1,701,600	51,355,946
Itochu Techno-Solutions Corp.	264,600	6,195,818
Japan Airlines Co. Ltd.(a)	165,300	2,729,015
Japan Exchange Group Inc.	675,700	10,061,448
Japan Post Bank Co. Ltd.	3,454,200	26,059,477
Japan Post Holdings Co. Ltd.	4,208,700	29,510,785
Japan Tobacco Inc.	1,510,200	25,691,196
Kansai Paint Co. Ltd.	219,500	3,022,937
Kao Corp.	152,000	6,091,927
KDDI Corp.	1,131,100	37,456,026
Keio Corp.	357,400	13,707,203
Keisei Electric Railway Co. Ltd.	172,300	4,224,702
Keyence Corp.	110,900	44,582,257
Kintetsu Group Holdings Co. Ltd.	859,000	24,628,599
Kirin Holdings Co. Ltd.	259,900	3,788,751
Kobayashi Pharmaceutical Co. Ltd.	118,600	8,087,884
Koei Tecmo Holdings Co. Ltd.	90,930	2,788,369
Kyowa Kirin Co. Ltd.	202,300	4,263,831
Lawson Inc.	429,400	15,793,410
Lion Corp.	1,135,500	11,699,549
McDonald’s Holdings Co. Japan Ltd.	681,300	27,029,105
MEIJI Holdings Co. Ltd.	317,500	15,826,389
Mitsubishi Corp.	855,100	28,710,427
Mitsubishi UFJ Financial Group Inc.	4,066,500	23,640,082
Mizuho Financial Group Inc.	4,758,920	57,786,168
MonotaRO Co. Ltd.	1,018,100	17,488,966
MS&AD Insurance Group Holdings Inc.	177,100	5,271,782
Murata Manufacturing Co. Ltd.	158,400	9,441,825
NEC Corp.	473,100	18,354,325
Nintendo Co. Ltd.	57,300	26,151,188
Nippon Express Holdings Inc.	65,400	3,834,451
Nippon Paint Holdings Co. Ltd.	863,300	6,838,485
Nippon Prologis REIT Inc.	17,664	48,889,849
Nippon Shinyaku Co. Ltd.	48,000	3,246,421
Nippon Telegraph & Telephone Corp.	2,159,400	63,636,091
Nissin Foods Holdings Co. Ltd.	112,600	7,832,746
Nitori Holdings Co. Ltd.	336,500	34,618,885
Nitto Denko Corp.	47,800	3,208,380
Nomura Research Institute Ltd.	235,000	6,644,958
Obic Co. Ltd.	172,700	25,514,568
Odakyu Electric Railway Co. Ltd.	651,300	9,862,668
Ono Pharmaceutical Co. Ltd.	768,600	19,745,749
Oracle Corp. Japan	62,100	3,990,630
Oriental Land Co. Ltd./Japan	386,700	58,496,149
Osaka Gas Co. Ltd.	1,643,500	29,621,467
Otsuka Corp.	314,900	10,319,938
Pan Pacific International Holdings Corp.	1,181,200	18,088,132
Rinnai Corp.	194,600	12,438,715
Santen Pharmaceutical Co. Ltd.	760,300	6,184,797
Secom Co. Ltd.	534,300	37,590,384
Sekisui House Ltd.	955,300	16,591,590
Seven & i Holdings Co. Ltd.	620,900	27,454,270
SG Holdings Co. Ltd.	2,041,300	35,973,175
Security	Shares	Value

Japan (continued)
Shimano Inc.	138,300	$24,504,591
Shionogi & Co. Ltd.	265,800	14,785,367
Shizuoka Bank Ltd/The	2,334,400	15,103,735
SoftBank Corp.	6,640,000	77,275,402
Sohgo Security Services Co. Ltd.	272,300	7,564,170
Sony Group Corp.	41,100	3,546,972
Sumitomo Mitsui Financial Group Inc.	273,700	8,269,554
Suntory Beverage & Food Ltd.	884,600	34,854,133
Sysmex Corp.	153,900	10,095,463
Takeda Pharmaceutical Co. Ltd.	255,800	7,422,426
Tobu Railway Co. Ltd.	746,500	16,779,953
Toho Co. Ltd./Tokyo	206,200	7,651,551
Tokio Marine Holdings Inc.	220,400	11,916,734
Tokyo Gas Co. Ltd.	1,005,900	19,267,462
Tokyu Corp.	264,100	3,229,629
Toyo Suisan Kaisha Ltd.	91,400	2,822,098
Toyota Motor Corp.	299,100	5,124,691
Tsuruha Holdings Inc.	338,100	17,279,623
USS Co. Ltd.	770,100	12,820,664
Welcia Holdings Co. Ltd.	802,800	16,456,647
West Japan Railway Co.	350,000	12,991,643
Yakult Honsha Co. Ltd.	328,300	16,999,566
		1,741,899,313
Netherlands — 2.4%
Adyen NV(a)(b)	4,416	7,406,927
Davide Campari-Milano NV	411,874	4,647,249
Heineken NV	139,162	13,583,739
Koninklijke Ahold Delhaize NV	1,813,055	53,477,804
Koninklijke DSM NV	153,464	25,798,771
Koninklijke KPN NV	2,970,087	10,248,560
Prosus NV	125,624	6,058,678
Wolters Kluwer NV	332,549	33,581,710
		154,803,438
New Zealand — 0.6%
Auckland International Airport Ltd.(a)	2,036,161	10,227,644
Fisher & Paykel Healthcare Corp. Ltd.	697,307	9,582,477
Meridian Energy Ltd.	1,124,235	3,412,116
Spark New Zealand Ltd.	5,136,175	16,244,129
		39,466,366
Norway — 0.3%
Telenor ASA	1,249,886	17,627,725
Portugal — 0.6%
Jeronimo Martins SGPS SA	1,729,733	36,007,229
Singapore — 4.5%
DBS Group Holdings Ltd.	2,428,800	58,924,188
Oversea-Chinese Banking Corp. Ltd.(c)	5,043,199	44,776,467
Singapore Exchange Ltd.	6,662,500	46,879,618
Singapore Technologies Engineering Ltd.	12,282,000	36,171,878
Singapore Telecommunications Ltd.	20,718,700	41,350,252
United Overseas Bank Ltd.	2,691,200	57,608,470
Venture Corp. Ltd.(c)	753,800	9,253,592
		294,964,465
Spain — 1.3%
Aena SME SA(a)(b)	66,428	9,426,766
Cellnex Telecom SA(b)	114,815	5,351,559
Endesa SA	703,163	14,736,500
Grifols SA, Class A(c)	732,429	12,267,267
Iberdrola SA	1,392,064	15,995,933

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	1,370,745	$27,598,922
		85,376,947
Sweden — 0.5%
Telefonaktiebolaget LM Ericsson, Class B	1,913,404	15,263,650
Telia Co. AB	4,776,330	19,824,702
		35,088,352
Switzerland — 15.2%
Alcon Inc.	61,901	4,419,781
Bachem Holding AG, Class B, Registered	4,794	2,091,851
Barry Callebaut AG, Registered	11,390	26,214,708
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,144	57,689,878
EMS-Chemie Holding AG, Registered	59,972	53,502,477
Geberit AG, Registered	38,351	21,870,567
Givaudan SA, Registered	22,608	89,855,986
Kuehne + Nagel International AG, Registered	177,362	49,616,350
Logitech International SA, Registered	322,429	20,983,229
Lonza Group AG, Registered	38,360	22,618,354
Nestle SA, Registered	838,653	108,265,134
Novartis AG, Registered	1,156,129	102,166,243
Partners Group Holding AG	19,734	20,908,116
Roche Holding AG, Bearer	124,457	50,000,035
Roche Holding AG, NVS	280,187	103,897,182
Schindler Holding AG, Participation Certificates, NVS	93,075	17,882,080
Schindler Holding AG, Registered	171,421	32,908,410
SGS SA, Registered	19,164	49,242,294
Sonova Holding AG, Registered	9,415	3,395,295
Swatch Group AG (The), Registered	77,188	3,808,006
Swiss Prime Site AG, Registered	342,315	33,459,403
Swisscom AG, Registered	197,422	116,735,785
Zurich Insurance Group AG	19,674	8,956,973
		1,000,488,137
United Kingdom — 9.7%
Admiral Group PLC	1,168,973	36,796,100
AstraZeneca PLC	494,823	66,029,813
Bunzl PLC	394,468	15,218,821
Croda International PLC	746,638	72,518,382
Diageo PLC	137,414	6,855,427
GlaxoSmithKline PLC	3,283,541	74,019,489
Halma PLC	184,882	5,675,051
Hikma Pharmaceuticals PLC	623,641	14,649,585
HSBC Holdings PLC	7,543,587	47,140,845
J Sainsbury PLC	7,375,084	21,518,680
Security	Shares	Value

United Kingdom (continued)
National Grid PLC	5,897,015	$87,611,783
Ocado Group PLC(a)(c)	340,066	3,889,214
Reckitt Benckiser Group PLC	479,171	37,368,420
RELX PLC.	1,364,037	40,635,319
Rentokil Initial PLC	623,860	4,284,839
Sage Group PLC/The	667,223	6,122,831
Severn Trent PLC	414,708	16,298,663
Spirax-Sarco Engineering PLC	28,180	4,252,236
Tesco PLC	1,929,202	6,554,112
Unilever PLC	1,338,659	62,234,415
United Utilities Group PLC	780,959	11,222,698
		640,896,723
United States — 0.8%
QIAGEN NV(a)	1,139,524	52,551,527
Total Common Stocks — 99.2%
(Cost: $6,721,352,298)		6,536,225,032

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	13,521,371	13,521,371
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	1,400,000	1,400,000
		14,921,371
Total Short-Term Investments — 0.2%
(Cost: $14,919,958)		14,921,371
Total Investments in Securities — 99.4%
(Cost: $6,736,272,256)		6,551,146,403
Other Assets, Less Liabilities — 0.6%		42,458,052
Net Assets—100.0%		$6,593,604,455

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,716,984	$—	$(7,189,788	)(a)	$2,535	$(8,360)	$13,521,371	13,521,371	$61,564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,300,000	—	(900,000	)(a)	—	—	1,400,000	1,400,000	302		—
					$2,535	$(8,360)	$14,921,371		$61,866		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	106	06/09/22	$15,478	$108,693
SPI 200 Index	83	06/16/22	10,734	42,190
Euro Stoxx 50 Index	251	06/17/22	9,766	(227,729)
FTSE 100 Index	89	06/17/22	8,310	33,052
U.S. 2 Year Treasury Note	54	06/30/22	11,381	(75,177)
				$(118,971)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Min Vol Factor ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$259,951,432	$6,276,273,600	$—	$6,536,225,032
Money Market Funds	14,921,371	—	—	14,921,371
	$274,872,803	$6,276,273,600	$—	$6,551,146,403
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$183,935	$—	$183,935
Liabilities
Futures Contracts	(75,177)	(227,729)	—	(302,906)
	$(75,177)	$(43,794)	$—	$(118,971)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust